Other Expenses and Adjustments	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Other Expenses and Adjustments
Other Expenses and Adjustments

We present our expenses based on the function of each expense and therefore include realized foreign exchange gains and losses, unrealized non-cash foreign exchange gains and losses and non-cash stock based compensation associated with research and development activity as a component of research and development expenses and amortization of property and equipment and stock based compensation associated with operating activities as a component of operating expenses.

	2018 $	2017 $	2016 $
Included in research and development expenses:
Realized foreign exchange (gain) loss	(1,995)	(120,794)	104,851
Unrealized non-cash foreign exchange (gain) loss	(608,111)	55,538	67,109
Non-cash share based compensation	735,292	230,141	233,919

Included in operating expenses
Depreciation - property and equipment	95,375	90,768	162,233
Non-cash share based compensation	680,541	348,562	172,159
Office minimum lease payments	331,769	231,509	148,600
Onerous lease contract	67,588	—	—
Amortization - lease incentive liability	8,189	—	—